CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	St. Joyal [Member] Common Stock [Member]	St. Joyal [Member] Additional Paid-in Capital [Member]	St. Joyal [Member] Subscription Receivable [Member]	St. Joyal [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance - at Dec. 31, 2009								$ 9,685	$ 10,402,815		$ 1,316,885	$ 6,241	$ (1,823,148)	$ 9,912,478
Balance - (in Shares) at Dec. 31, 2009								9,685,000
Capital contribution									500,000					500,000
Net income													4,203,009	4,203,009
Dividend declared and paid													(2,172,590)	(2,172,590)
Foreign currency translation gain											294,871			294,871
Balance - at Dec. 31, 2010								9,685	10,902,815		1,611,756	6,241	207,271	12,737,768
Balance - (in Shares) at Dec. 31, 2010								9,685,000						9,685,000
Sale of Stock	2,235	2,397,765	(1,950,000)	450,000	2,998	3,856,935	3,859,933
Sale of Stock (in Shares)	2,235,000				2,998,267
Outstanding common stock of registrant at date of reverse merger								2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)								2,980,000
Net income													5,365,165	5,365,165
Foreign currency translation gain											527,218			527,218
Balance - at Dec. 31, 2011								$ 17,898	$ 17,074,535	$ (1,950,000)	$ 2,138,974	$ 6,241	$ 5,572,436	$ 22,860,084
Balance - (in Shares) at Dec. 31, 2011								17,898,267						17,898,267